DEFERRED REVENUES (Details Narrative) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2024
Notes and other explanatory information [abstract]
Deferred revenues	$ 2,370,026	$ 505,424	$ 322,826